Average Annual Total Returns (Vanguard Mid-Cap Growth Index Fund Retail)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Growth Index Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.35%	13.48%	13.16%	7.68%	13.57%	13.57%	13.80%	13.80%	13.57%	13.57%
Five Years	16.53%		16.41%	13.39%	none		17.93%		16.74%
Since Inception	9.15%	19.61%	9.06%	7.43%			10.00%	21.51%	9.33%	19.64%